Document And Entity Information	9 Months Ended
Sep. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Hoverink Biotechnologies, Inc.
Entity Central Index Key	0001586494
Trading Symbol	hvbh
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	36,772,000
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Amendment Flag	false